PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	As of December 31,
	2020	2021
Cost:
Leasehold improvements	55,941	91,908
Electronic equipment	25,857	36,008
Furniture, fixtures and equipment	21,334	35,546
Vehicles	943	1,026
	104,075	164,488
Less: Accumulated depreciation	(60,636)	(84,234)
	43,439	80,254
Construction in progress	—	—
Property and equipment, net	43,439	80,254

Depreciation expense was RMB10,607, RMB12,223 and RMB25,513 for the years ended December 31, 2019, 2020 and 2021, respectively.